Deposits (Tables)	12 Months Ended
Mar. 31, 2022
Deposits [Abstract]
Deposits	Deposits at March 31, 2021 and 2022 consist of the following:

	Millions of yen
	2021	2022
Time deposits	¥1,860,253	¥1,876,129
Other deposits	457,532	400,029

Total	¥2,317,785	¥2,276,158

Schedule of Time Deposits Maturity
The maturity schedule of time deposits at March 31, 2022 is as follows:

Years ending March 31,	Millions of yen
2023	¥739,960
2024	392,234
2025	382,672
2026	245,264
2027	101,973
Thereafter	14,026

Total	¥1,876,129